UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer               Greenwich, Connecticut       August 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $492,282,501

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 028-11156 Contrarian Equity Fund, LP


FORM 13F INFORMATION TABLE
June 30, 2005


COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                                TITLE                      MARKET     SHRS OR     SH/ PUT/  INVESTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      VALUE      PRN AMT     PRN CALL  DISCRETN  MGRS    SOLE  SHARED  NONE
--------------                  --------        -----      -----      -------     --- ----  --------  ----    ----  ------  ----
ALDERWOODS GROUPS INC           COM             014383103   2,862,997    199,512   SH        SOLE       NONE    X
BEARINGPOINT INC                COM             74002106    6,230,500    850,000   SH        DEFINED    1             X
BLOCKBUSTER INC                 CL B            093679207  33,367,620  3,889,000   SH        DEFINED    1             X
CENTRAL PKG CORP                COM             154785109  22,214,500  1,615,600   SH        DEFINED    1             X
CONSECO INC                     COM NEW         208464883  44,494,362  2,039,155   SH        DEFINED    1             X
DDI CORP                        COM PAR $.001   233162304   4,633,933  2,352,235   SH        DEFINED    1             X
GENESIS HEALTHCARE CORP         COM             37184D101   1,211,425     26,176   SH        SOLE       NONE    X
HUDSON CITY BANCORP INC         COM             443683107   1,029,924     90,265   SH        SOLE       NONE    X
INTEGRATED ALARM SVCS GROUP     COM             45890M109  10,834,388  2,467,970   SH        DEFINED    1             X
LEUCADIA NATL CORP              COM             527288104   2,023,439     52,380   SH        SOLE       NONE    X
MI DEVS INC                     CL A SUB VTG    55304X104   6,771,513    214,628   SH        SOLE       NONE    X
MAGNA ENTMT CORP                CL A            559211107   1,032,120    183,000   SH        SOLE       NONE    X
MAXTOR CORP                     COM NEW         577729205  42,265,600  8,128,000   SH        DEFINED    1             X
MILLER INDS INC TENN            COM NEW         600551204   9,455,865    734,151   SH        SOLE       NONE    X
NTL INC DEL                     COM             62940M104   2,394,700     35,000   SH        SOLE       NONE    X
NEIGHBORCARE INC                COM             64015Y104   1,670,351     57,106   SH        SOLE       NONE    X
NUTRACEUTICAL INTL CORP         COM             67060Y101   6,369,285    477,100   SH        DEFINED    1             X
PG&E CORP                       COM             69331C108     376,935     11,303   SH        SOLE       NONE    X
PARKER DRILLING CO              COM             701081101  65,521,769  9,346,900   SH        DEFINED    1             X
PETROLEUM GEO SVCS ASA NEW      SPONSORED ADR   716599105  40,580,511  1,714,428   SH        DEFINED    1             X
PRICE COMMUNICATIONS CORP       COM NEW         741437305   5,351,409    309,330   SH        SOLE       NONE    X
RADIOLOGIX INC                  COM             75040k109  16,252,638  3,824,150   SH        DEFINED    1             X
SK TELECOM LTD                  SPONSORED ADR   78440P108   1,668,720     81,800   SH        SOLE       NONE    X
RITE AID CORP                   COM             767754104  35,768,732  8,557,113   SH        DEFINED    1             X
SHARPER IMAGE CORP              COM             820013100     924,656     72,636   SH        DEFINED    1             X
SUN HEALTHCARE GROUP INC        COM             866933401   1,842,304    287,860   SH        SOLE       NONE    X
TERRA INDS INC                  COM             880915103  45,236,324  6,642,632   SH        DEFINED    1             X
USA MOBILITY INC                COM             90341G103  61,641,261  2,099,498   SH        DEFINED    1             X
WORLD AIR HLDGS INC             COM             98142V104  18,254,720  1,557,570   SH        DEFINED    1             X

                                                          492,282,501



01385.0001 #593014